Intangable Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangable Assets, Net (Textual)
Impairment loss on software	$ 724,437	$ 0	$ 0
Amortization expense of intangible assets	$ 2,223,592	$ 613,066	$ 642,913